Condensed Financial Information of Registrant - Condensed Statements of Financial Condition (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
ASSETS
TOTAL ASSETS	$ 20,872,655	$ 21,788,946	$ 17,473,006	$ 17,010,299
LIABILITIES AND EQUITY
Payables and other liabilities	173,732	260,458
TOTAL LIABILITIES	20,467,814	20,705,936
EQUITY
Additional paid-in capital	888,488	831,620
Accumulated deficit	(634,295)	(443,613)
Accumulated other comprehensive loss	(273)	(110)
TOTAL LIABILITIES AND EQUITY	20,872,655	21,788,946
Class A Common Stock
EQUITY
Common stock, value	$ 6	$ 6
Common stock, par value (in USD per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	6,000,000,000	6,000,000,000
Common stock, shares issued (in shares)	67,681,856	65,013,569
Common stock, shares outstanding (in shares)	63,423,356	60,755,069
Parent Company
ASSETS
Investment in subsidiaries	$ 259,895	$ 446,517
TOTAL ASSETS	259,895	446,517
LIABILITIES AND EQUITY
Payables and other liabilities	5,784	58,538
TOTAL LIABILITIES	5,784	58,538
EQUITY
Additional paid-in capital	888,488	831,620
Accumulated deficit	(634,295)	(443,613)
Accumulated other comprehensive loss	(88)	(34)
TOTAL EQUITY	254,111	387,979
TOTAL LIABILITIES AND EQUITY	259,895	446,517
Parent Company | Class A Common Stock
EQUITY
Common stock, value	$ 6	$ 6
Common stock, par value (in USD per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	6,000,000,000	6,000,000,000
Common stock, shares issued (in shares)	67,681,856	65,013,569
Common stock, shares outstanding (in shares)	63,423,356	60,755,069